RESERVES, Terms and Conditions of Restricted Stock Units (Details) - Restricted Stock Units [Member] - shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Terms and conditions of restricted stock units [Abstract]
Number of shares converted upon vesting (in shares)	1
Number of shares vest upon achieving service based condition (in shares)	341,461	200,001	0
Expiring September 9, 2025 [Member]
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)	199,998
Expiring December 5, 2026 [Member]
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)	282,912
Expiring December 5, 2027 [Member]
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)	405,124
Expiring December 31, 2027 [Member]
Terms and conditions of restricted stock units [Abstract]
Number of shares vest upon achieving service based condition (in shares)	3,489,000